REVENUES	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The following table summarizes the company’s revenues by type of revenue for the three and six-month periods ended June 30, 2023 and 2022.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Revenues by type
Revenues from contracts with customers	$2,913	$2,318	$5,834	$4,549
Other revenues	1	—	1	20
Total revenues	$2,914	$2,318	$5,835	$4,569
(b)Timing of recognition of revenues from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six-month periods ended June 30, 2023 and June 30, 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Timing of revenue recognition
Goods and services provided at a point in time	$989	$944	$2,099	$1,860
Services transferred over a period of time	1,924	1,374	3,735	2,689
Total revenues from contracts with customers	$2,913	$2,318	$5,834	$4,549
(c)Revenues by geography
The following table summarizes the company’s revenues by geography for revenues from contracts with customers for the three and six-month period ended June 30, 2023 and June 30, 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
United Kingdom	$301	$216	$535	$422
United States of America	1,064	371	2,197	816
Europe	233	238	452	453
Australia	928	1,093	1,874	2,134
Canada	81	45	154	83
Brazil	245	225	469	431
Other	61	130	153	210
Total revenues from contracts with customers	$2,913	$2,318	$5,834	$4,549
Other revenues	1	—	1	20
Total revenues	$2,914	$2,318	$5,835	$4,569